Share-based Payments (Narrative) (Details) ¥ in Thousands		12 Months Ended
	Aug. 29, 2017 CNY (¥) Grantees	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from exercising share option incentive scheme		¥ 54,580	¥ 0	¥ 0
Share option expense recognised		11,276	18,004	22,702
Share option incentive scheme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option expense recognised		¥ 11,276	¥ 18,004	¥ 22,702
Tranche 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from exercising share option incentive scheme	¥ 54,580
Number of grantees | Grantees	199
Tranche 1 [member] | Share capital [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from exercising share option incentive scheme	¥ 14,177
Tranche 1 [member] | Share premium [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from exercising share option incentive scheme	¥ 40,403